Financial Risk Management and Fair Values of Financial Instruments - Summary of Qualitative Information and Sensitivity Analysis of Changes in Significant Unobservable Inputs Under Valuation Model Used in Level Fair Value Measurement (Detail)
$ in Thousands
12 Months Ended
Dec. 31, 2018 TWD ($)
Non derivative equity instruments [member] | Foreign unlisted stocks [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value	$ 174,357
Valuation technique	Comparable companies
Non derivative equity instruments [member] | Foreign unlisted stocks [member] | Price book value multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Range (weighted average method)	1.19%
Relationship of inputs to fair value	The higher the multiple, the higher the fair value
Non derivative equity instruments [member] | Foreign unlisted stocks [member] | Enter prise value EBITDA multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Range (weighted average method)	7.69%
Relationship of inputs to fair value	The higher the multiple, the higher the fair value
Non derivative equity instruments [member] | Foreign unlisted stocks [member] | Discount for lack of marketability [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Range (weighted average method)	15.80%
Relationship of inputs to fair value	The higher the discount for lack of marketability, the lower the fair value
Non derivative debt instruments [member] | Foreign partnership interest [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value	$ 11,471
Valuation technique	Discounted cash flow
Non derivative debt instruments [member] | Foreign partnership interest [member] | Discount rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Range (weighted average method)	0.35%
Relationship of inputs to fair value	The lower the discount rate, the higher the fair value